Supplement Dated September 18, 2008

PRIMARY FUND

PRIMARY II FUND

RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

TREASURY & REPO FUND

U.S. GOVERNMENT FUND

U.S. TREASURY FUND

U.S. GOVERNMENT II FUND

of the Reserve Fund

INTERSTATE TAX-EXEMPT FUND

CALIFORNIA MUNICIPAL MONEY-MARKET FUND

CONNECTICUT MUNICIPAL MONEY-MARKET FUND

FLORIDA MUNICIPAL MONEY-MARKET FUND

MASSACHUSETTS MUNICIPAL MONEY-MARKET FUND

MICHIGAN MUNICIPAL MONEY-MARKET FUND

NEW JERSEY MUNICIPAL MONEY-MARKET FUND

OHIO MUNICIPAL MONEY-MARKET FUND

PENNSYLVANIA MUNICIPAL MONEY-MARKET FUND

VIRGINIA MUNICIPAL MONEY-MARKET FUND

of the Reserve Municipal Money-Market Trust II

NEW YORK MUNICIPAL MONEY-MARKET FUND

of the Reserve New York Municipal Money-Market Trust

ARIZONA MUNICIPAL MONEY-MARKET FUND

LOUISIANA MONEY-MARKET FUND

MINNESOTA MONEY-MARKET FUND

of the Reserve Municipal Money-Market Trust

RESERVE YIELD PLUS FUND

RESERVE YIELD PLUS INSTITUTIONAL FUND

of the Reserve Short-Term Investment Trust

The following disclosure updates the section entitled “How to Buy Shares” in the Prospectus for each Fund named above.

Effective September 18, 2008 and until further notice, each Fund named above will no longer offer any class of shares for purchase, except through dividend reinvestment.

Effective September 18, 2008 and until further notice, the following Funds will each price its shares once a day at 12:00 p.m. Eastern Time:  Interstate Tax-Exempt Fund, California Municipal Money-Market Fund, Connecticut Municipal Money-Market Fund, Florida Municipal Money-Market Fund, Massachusetts Municipal Money-Market Fund, Michigan Municipal Money-Market Fund, New Jersey Municipal Money-Market Fund, Ohio Municipal Money-Market Fund, Pennsylvania Municipal Money-Market Fund, Virginia Municipal Money-Market Fund, New York Municipal

Money-Market Fund, Arizona Municipal Money-Market Fund, Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund.

Effective September 18, 2008 and until further notice, the following Fund will price its shares once a day at 2:00 p.m. Eastern Time:  U.S. Treasury Fund.

Effective September 18, 2008 and until further notice, the following Funds will each price its shares once a day at 5:00 p.m. Eastern Time:  Primary Fund, Treasury & Repo Fund, U.S. Government Fund, Reserve Yield Plus Fund and Reserve Yield Plus Institutional Fund.

Effective September 18, 2008 and until further notice, the following Funds will each price its shares once a day at 5:30 p.m. Eastern Time:  Reserve Liquid Performance Money Market Fund, Primary II Fund and the U.S. Government II Fund.

These will now be the cut-off times for each Fund.

The following disclosure updates the section entitled “How to Sell Shares” in the Prospectus for each Fund named above.

Effective September 18, 2008 and until further notice, proceeds from a redemption request will be transmitted to a shareholder no later than the seventh calendar day after the receipt of the redemption request in good order.  Shares do not earn dividends on the day the redemption is processed, regardless of the time the order is received.

The seven-day redemption period will not apply to debit card transactions, Automated Clearinghouse transactions or check transactions written against your account in connection with a Fund provided that any such shareholder transaction or multiple transactions by the same account holder does not exceed $10,000.

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Any contrary disclosure in each Prospectus concerning a Fund should be ignored.

Shareholders should retain this Supplement for future reference.